Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Underwriter’s marketing fee (See Note 17)	$ 1,800,000	$ 1,800,000
Vendors payable	1,353,790	939,192
Accrued compensation expense	187,001	359,667
Franchise tax payable	367,323	267,323
Insurance premium financing	17,957	71,851
Accrued interest expense	545,713	49,914
Other payables and accrued expenses	13,133	429,887	15,000
Total	$ 4,284,917	$ 3,917,834	$ 15,000